Other Disclosures - Related party disclosures (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchase of services from NB	$ 39	$ 41
Danish Legal Services	205	$ 215
Amounts owed to related parties	$ 85		$ 2